Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest and fee income
Interest and fees on loans - third parties	$ 18,898,419	$ 26,767,437	$ 35,539,247	$ 27,641,209
Interest and fees on loans-related parties	249,790	133,891		531,559
Interest on deposits with banks	904	3,585	4,652	5,883
Total interest and fee income	19,149,113	26,904,913	35,543,899	28,178,651
Interest expense
Interest expense on short-term bank loans	(1,164,582)	(500,301)	(715,535)	(425,139)
Interest expense and fees on secured loan	(1,223,176)	(1,979,478)	(2,442,527)	(2,302,136)
Interest expense on loans from related parties				(61,542)
Interest expense on loans from a related party, a cost investment investee	(1,337,088)	(1,375,684)	(1,818,656)	(1,101,871)
Total interest expense	(3,724,846)	(3,855,463)	(4,976,718)	(3,890,688)
Provision for loan losses	(19,408,306)	(3,513,946)	(4,650,887)	(2,166,110)
Net Interest Income/(Loss)	(3,984,039)	19,535,504	25,916,294	22,121,853
Non-interest income	90,258	37,590	107,512	13,212
Non-interest expenses
Salaries and employee surcharge	(835,757)	(792,130)	(1,271,650)	(917,159)
Business taxes and other taxes	(137,771)	(638,441)	(686,266)	(1,449,993)
Other operating expenses	(1,479,353)	(1,402,567)	(2,666,148)	(2,790,192)
Total non-interest expenses	(2,452,881)	(2,833,138)	(4,624,064)	(5,157,344)
Income/(Loss) Before Income Tax	(6,346,662)	16,739,956	21,399,742	16,977,721
Income tax benefit/(expense)	729,307	(3,021,516)	(4,121,338)	(2,857,907)
Net Income/(Loss)	(5,617,355)	13,718,440	17,278,404	14,119,814
Dividend - Convertible Redeemable Class A Preferred Stock	(514,800)	(161,727)	(333,327)
Net income/(loss) allocated to ordinary shareholders	(6,132,155)	13,556,713	16,945,077	14,119,814
Other comprehensive income/(loss)
Foreign currency translation adjustments	5,235,819	(2,932,586)	(7,530,549)	(5,714,112)
Comprehensive Income/(Loss)	$ (381,536)	$ 10,785,854	$ 9,747,855	$ 8,405,702
Weighted-average common shares outstanding - basic	16,760,185	19,207,348	18,012,452	20,519,156
Weighted-average common shares outstanding -diluted	16,760,185	20,109,456	21,530,835	20,519,156
Earnings/(loss) per share to ordinary shareholders - Basic	$ (0.37)	$ 0.71	$ 0.94	$ 0.69
Earnings/(loss) per share to ordinary shareholders - Diluted	$ (0.37)	$ 0.67	$ 0.79	$ 0.69